Accounts Receivable, Net (Details Textual) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net (Textual)
Unsettled transactions from credit card payment processors	$ 161,255	$ 220,272	$ 165,991
Accounts receivable due from Apple Inc.	$ 246,887	$ 176,118